Long-Term Investment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 NICLC	Apr. 19, 2012 NICLC	Dec. 31, 2012 SCL
Schedule of Equity Method Investments [Line Items]
Equity method Investment	$ 5,495,000	$ 637,000	$ 637,000	$ 4,858,000
Equity Investment ownership percentage		40.00%	40.00%	50.00%
Investment loss recognized	642,000
Cost method investment	$ 8,500,000